As filed with the Securities and Exchange Commission on October 5, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22499

NXG NextGen Infrastructure Income Fund
(Exact name of registrant as specified in charter)

600 N. Pearl Street, Suite 1205

Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Mark Rhodes

600 N. Pearl Street, Suite 1205

Dallas, TX 75201
(Name and address of agent for service)

214-692-6334

(Registrant's telephone number, including area code)

Date of fiscal year end: November 30

Date of reporting period: November 30, 2022

Explanatory Note

NXG NextGen Infrastructure Income Fund (the “registrant” or the “Fund”) is filing this amendment to its Form N-CSR for the period ended November 30, 2022, originally filed with the Securities and Exchange Commission on February 6, 2023 (Accession Number 0001398344-23- 002233), for the purpose of updating Item 1l(b) to reference the entire period covered by the report and updating the certifications filed as exhibits pursuant to Item 13(a)(2) to address the entire period covered by the report.

Items 1 through 10 and Items 12 through 13 (excluding Items 13(a)(2) and 13(b)) are incorporated by reference from the Original Filing.

Item 11. Controls and Procedures.

(a)	The registrant’s President/Principal Executive Officer and Principal Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 13. Exhibits.

(a)	(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NXG NextGen Infrastructure Income Fund

By (Signature and Title)*	/s/ Mark Rhodes
Mark Rhodes, President & Chief Executive Officer

Date	10/5/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark Rhodes
Mark Rhodes, President & Chief Executive Officer

Date	10/5/23

By (Signature and Title)*	/s/ Blake R. Nelson
Blake R. Nelson, Chief Financial Officer and Treasurer

Date	10/5/23